Other investments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of information about unconsolidated structured entities controlled by investment entity [abstract]
Schedule of Other Investments

Non-current	Investments designated as measured at FVTOCI £m	Investments measured at FVTPL £m	2024 £m	Investments designated as measured at FVTOCI £m	Investments measured at FVTPL £m	2023 £m
At 1 January	931	206	1,137	1,153	314	1,467
Exchange adjustments	4	4	8	(26)	(15)	(41)
Additions	70	38	108	93	29	122
Net fair value movements through other comprehensive income	(107)	–	(107)	(253)	–	(253)
Net fair value movements through profit or loss	–	29	29	–	(122)	(122)
Held for sale	–	–	–	(16)	–	(16)
Disposals	(55)	(20)	(75)	(20)	–	(20)
31 December	843	257	1,100	931	206	1,137